Employee benefit plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee benefit plans	Employee benefit plans:
(A)—401(k) plan:
The Bank has a 401(k) Plan (the “Plan”) whereby substantially all employees participate in the Plan. Employees may contribute the maximum amount of their eligible compensation subject to certain limits based on the federal tax laws. During the year ended December 31, 2019, the Bank increased the employer match to 50% of participant contributions not to exceed 6% of an employee’s total compensation. Prior to 2019, the employer match was 25% of participant contributions not to exceed 6% of an employee's total compensation with an additional discretionary 25% match. Additionally, during 2019, the vesting term of profit sharing contributions was changed to a three-year ratable period from five years in 2018. For the years ended December 31, 2020, 2019 and 2018, the matching portions provided by the Bank to this Plan were $3,198 and $2,325 and $2,211 respectively, which includes an additional discretionary contribution of 25% match for 2018.
(B)—Acquired supplemental retirement plans:
In prior years, the Company assumed certain nonqualified supplemental retirement plans for certain former employees of acquired entities. At December 31, 2020 and 2019, other liabilities on the consolidated balance sheet included post-retirement benefits payable of $1,112 and $1,315, respectively, related to these plans. For the years ended December 31, 2020, 2019 and 2018, the Company recorded expense of $29, $1 and $4, respectively, related to these plans and payments to the participants were $131, $150 and $191 in 2020, 2019 and 2018, respectively. The Company also acquired single premium life insurance policies on these individuals. At December 31, 2020 and 2019, other assets on the consolidated balance sheet include cash surrender value of bank owned life insurance amounting to $71,977 and $11,357, respectively. Income related to these policies (net of related insurance premium expense) amounted to $1,556, $240 and $158 in 2020, 2019 and 2018, respectively.
(C)—Deferred compensation plans and agreements:
2012 EBI Plan— The Bank granted awards (“EBI Units”) to certain employees pursuant to the the FirstBank 2012 Equity Based Incentive Plan (the “2012 EBI Plan”). Prior to the initial public offering, awards granted under the 2012 EBI Plan were settled in cash only. Following the initial public offering, participants in the EBI Plans were given the one-time option to elect, for each EBI Unit vested to such participant, either (i) an amount in cash or (ii) a number of shares of Company common stock determined pursuant to a conversion formula that took into account the effect of the initial public offering. Consistent with the terms of the EBI Plans and approved by the Board of Directors, outstanding EBI Units were adjusted to reflect the 100-for-one stock split that was effectuated prior to the IPO. EBI Units granted under the 2012 EBI Plan were fully vested and paid out during the year ended December 31, 2019. No further grants will be made under the 2012 EBI Plan.
Deferred Compensation Agreement—Effective December 31, 2014, the Bank entered into an agreement with the Bank’s Chief Executive Officer to reward his prior service, pursuant to which he is entitled to receive a fixed lump sum cash payment equal to $3,000,000 on December 31, 2019 or the earlier occurrence of his separation of service or a change in control of the Company. On August 19, 2016, the Bank entered into an amendment to the deferred compensation agreement, pursuant to which the award was converted to 157,895 deferred stock units, determined by dividing $3,000,000 by $19.00 (the IPO price). On December 31, 2019, the deferred stock units were converted on a 1-for-1 basis into shares of Company common stock and distributed. No other awards have been made under this agreement.
Summary—At December 31, 2019, the accompanying consolidated balance sheet included other liabilities for cash-settled awards under the EBI Plans amounting to $993 representing 29,172 units for those employees who elected cash settlement of EBI units. As of January 31, 2019, these cash-settled awards were fully distributed. For the years ended December 31, 2019 and 2018, the Company incurred expenses related to these plans and agreements totaling $484 and $3,787, respectively, which is included in salaries, commissions and employee benefits in the accompanying statement of income. Additionally, payments under the plans totaled $1,191 and $1,818 for years ended December 31, 2019 and 2018, respectively.